Long-term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of Investment Holdings [Line Items]
Equity observable price changes on impairment	¥ 0	¥ 0
Investments accounted for under equity method	21,389	¥ 8,895
Shenzhen Chuangbicheng Holding Co. Ltd. [Member]
Summary of Investment Holdings [Line Items]
Payments to acquire equity interest in a private entity	¥ 19,000
Equity interest in a private entity	49.26%	3.43%
Percentage of entity revenue attributable to private entity		34.87%